UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Keane Capital Management Inc.

Address: 3440 Toringdon Way
         Suite 308
         Charlotte, North Carolina 28277

13F File Number: 028-10739


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022


Signature, Place and Date of Signing:


/s/TED SLACK                 Charlotte, North Carolina        February 10, 2012
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               70

Form 13F Information Table Value Total:        $132,024
                                              (thousands)


List of Other Included Managers: NONE

Form 13F File Number         Name

-----------------------       ------------------------------

                                           FORM 13F INFORMATION TABLE
                                          Keane Capital Management Inc.
                                                December 31, 2011


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                       VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------               ---------      ------      ---------    --------  ---------  ----------- --------- -----   ------- ----

ACCURIDE CORP NEW             COM NEW        00439T206     2,699      379,025   SH            SOLE      NONE       379,025
AIR TRANSPORT SERVICES GRP I  COM            00922R105     1,888      400,000   SH            SOLE      NONE       400,000
ALLIANCE FIBER OPTIC PRODS I  COM NEW        018680306     1,259      164,387   SH            SOLE      NONE       164,387
ALLIANCE ONE INTL INC         COM            018772103     2,124      780,959   SH            SOLE      NONE       780,959
AMERICAN AXLE & MFG HLDGS IN  COM            024061103     3,367      340,488   SH            SOLE      NONE       340,488
AMERICAN EQTY INVT LIFE HLD   COM            025676206     3,935      378,379   SH            SOLE      NONE       378,379
ASIA ENTN & RESOURCES LTD     SHS            G0539K108       699      118,877   SH            SOLE      NONE       118,877
AUDIOCODES LTD                ORD            M15342104     1,755      450,018   SH            SOLE      NONE       450,018
AVIS BUDGET GROUP             COM            053774105     1,744      162,703   SH            SOLE      NONE       162,703
AXT INC                       COM            00246W103     1,270      304,460   SH            SOLE      NONE       304,460
BARRY R G CORP OHIO           COM            068798107       298       24,704   SH            SOLE      NONE        24,704
BIOSCRIP INC                  COM            09069N108     1,341      245,608   SH            SOLE      NONE       245,608
BOISE INC                     COM            09746Y105     1,359      190,856   SH            SOLE      NONE       190,856
CAL DIVE INTL INC DEL         COM            12802T101       487      216,580   SH            SOLE      NONE       216,580
CAPLEASE INC                  COM            140288101       392       97,019   SH            SOLE      NONE        97,019
CASELLA WASTE SYS INC         CL A           147448104     2,135      333,524   SH            SOLE      NONE       333,524
CENVEO INC                    COM            15670S105     2,711      797,281   SH            SOLE      NONE       797,281
CHINA AUTOMOTIVE SYS INC      COM            16936R105       165       50,000   SH            SOLE      NONE        50,000
CHINA CERAMICS CO LTD         SHS            G2113X100     1,391      481,219   SH            SOLE      NONE       481,219
CHINA GERUI ADV MAT GR LTD    SHS            G21101103     2,226      664,463   SH            SOLE      NONE       664,463
CHINA XD PLASTICS CO LTD      COM            16948F107       853      159,729   SH            SOLE      NONE       159,729
CHINACAST EDU CORP            COM            16946T109     2,997      489,760   SH            SOLE      NONE       489,760
CITY TELECOM H K LTD          SPONSORED ADR  178677209       922       87,679   SH            SOLE      NONE        87,679
DAWSON GEOPHYSICAL CO         COM            239359102     1,380       34,920   SH            SOLE      NONE        34,920
DEER CONSUMER PRODS INC       COM NEW        24379J200       202       47,315   SH            SOLE      NONE        47,315
DFC GLOBAL CORP               COM            23324T107     3,762      208,332   SH            SOLE      NONE       208,332
ENCORE CAP GROUP INC          COM            292554102     1,391       65,419   SH            SOLE      NONE        65,419
ENERGY PARTNERS LTD           COM NEW        29270U303     2,924      200,251   SH            SOLE      NONE       200,251
ENPRO INDS INC                COM            29355X107     2,474       75,000   SH            SOLE      NONE        75,000
FREIGHTCAR AMER INC           COM            357023100       242       11,528   SH            SOLE      NONE        11,528
FSI INTL INC                  COM            302633102     2,936      802,182   SH            SOLE      NONE       802,182
GEOKINETICS INC               COM PAR $0.01  372910307       524      243,816   SH            SOLE      NONE       243,816
GREAT LAKES DREDGE & DOCK CO  COM            390607109     1,797      323,246   SH            SOLE      NONE       323,246
HERCULES OFFSHORE INC         COM            427093109     1,332      300,000   SH            SOLE      NONE       300,000
INTEGRAMED AMER INC           COM NEW        45810N302     2,943      374,397   SH            SOLE      NONE       374,397
IRIDIUM COMMUNICATIONS INC    COM            46269C102     1,542      200,000   SH            SOLE      NONE       200,000
KID BRANDS INC                COM            49375T100     1,445      457,154   SH            SOLE      NONE       457,154
KINGOLD JEWELRY INC           COM NEW        49579A204     1,079      946,277   SH            SOLE      NONE       946,277
KIT DIGITAL INC               COM NEW        482470200     1,274      150,774   SH            SOLE      NONE       150,774
KKR FINANCIAL HLDGS LLC       COM            48248A306     3,394      388,814   SH            SOLE      NONE       388,814
KNOLOGY INC                   COM            499183804     1,420      100,000   SH            SOLE      NONE       100,000
LIBBEY INC                    COM            529898108       668       52,415   SH            SOLE      NONE        52,415
LIHUA INTL INC                COM            532352101     1,647      346,040   SH            SOLE      NONE       346,040
LIONBRIDGE TECHNOLOGIES INC   COM            536252109     1,490      650,466   SH            SOLE      NONE       650,466
LO-JACK CORP                  COM            539451104     1,658      540,040   SH            SOLE      NONE       540,040
MATTSON TECHNOLOGY INC        COM            577223100     1,469    1,064,800   SH            SOLE      NONE     1,064,800
MERIT MED SYS INC             COM            589889104     1,338      100,000   SH            SOLE      NONE       100,000
MULTIBAND CORP                COM NEW        62544X209     1,503      465,260   SH            SOLE      NONE       465,260
NETQIN MOBILE INC             ADR REPR CL A  64118U108     3,060      580,694   SH            SOLE      NONE       580,694
NORANDA ALUM HLDG CORP        COM            65542W107     2,061      249,804   SH            SOLE      NONE       249,804
NORTH AMERN ENERGY PARTNERS   COM            656844107     3,381      524,985   SH            SOLE      NONE       524,985
PACER INTL INC TENN           COM            69373H106     5,184      969,020   SH            SOLE      NONE       969,020
PANTRY INC                    COM            698657103     3,267      272,960   SH            SOLE      NONE       272,960
PARKER DRILLING CO            COM            701081101     4,179      582,872   SH            SOLE      NONE       582,872
PATTERSON UTI ENERGY INC      COM            703481101       999       50,000   SH            SOLE      NONE        50,000
PENNANTPARK INVT CORP         COM            708062104     2,431      240,947   SH            SOLE      NONE       240,947
PIKE ELEC CORP                COM            721283109     2,269      315,600   SH            SOLE      NONE       315,600
PRGX GLOBAL INC               COM NEW        69357C503     3,943      662,711   SH            SOLE      NONE       662,711
PROVIDENCE SVC CORP           COM            743815102     3,155      229,273   SH            SOLE      NONE       229,273
QUATERRA RES INC              COM            747952109       694    1,285,085   SH            SOLE      NONE     1,285,085
REGAL ENTMT GROUP             CL A           758766109       964       80,722   SH            SOLE      NONE        80,722
RICKS CABARET INTL INC        COM NEW        765641303     3,444      407,045   SH            SOLE      NONE       407,045
RUBY TUESDAY INC              COM            781182100     2,055      297,800   SH            SOLE      NONE       297,800
STONERIDGE INC                COM            86183P102       836       99,122   SH            SOLE      NONE        99,122
TETRA TECHNOLOGIES INC DEL    COM            88162F105     1,124      120,300   SH            SOLE      NONE       120,300
VANTAGE DRILLING COMPANY      ORD SHS        G93205113       579      499,400   SH            SOLE      NONE       499,400
VASCO DATA SEC INTL INC       COM            92230Y104       743      114,000   SH            SOLE      NONE       114,000
WABASH NATL CORP              COM            929566107     1,931      246,349   SH            SOLE      NONE       246,349
WALTER INVT MGMT CORP         COM            93317W102     1,436       70,000   SH            SOLE      NONE        70,000
WET SEAL INC                  CL A           961840105     2,809      861,800   SH            SOLE      NONE       861,800
YONGYE INTL INC               COM            98607B106     1,629      462,900   SH            SOLE      NONE       462,900

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